UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

/s/ Eamon Smith     New York, New York     August 16, 2010
-----------------   -------------------    ----------------
   [Signature]         [City/State]            [Date]


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $209,995 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     4057   100000 SH       SOLE                   100000
AMERISTAR CASINOS INC          COM              03070Q101     5913   392600 SH       SOLE                   392600
APPLE INC                      COM              037833100     7546    30000 SH       SOLE                    30000
BAIDU INC                      SPON ADR REP A   056752108     6808   100000 SH       SOLE                   100000
BELO CORP                      COM SER A        080555105     5902  1037200 SH       SOLE                  1037200
CLEARWIRE CORP NEW             CL A             18538Q105     3640   500000 SH       SOLE                   500000
COINSTAR INC                   COM              19259P300     4641   108000 SH       SOLE                   108000
DG FASTCHANNEL INC             COM              23326R109     9478   290900 SH       SOLE                   290900
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104     7142   200000 SH       SOLE                   200000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    13503   869500 SH       SOLE                   869500
GANNETT INC                    COM              364730101     2875   213600 SH       SOLE                   213600
GSI COMMERCE INC               COM              36238G102    13548   470400 SH       SOLE                   470400
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107     4685   120000 SH       SOLE                   120000
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112        9  3979300 SH       SOLE                  3979300
INFORMATION SERVICES GROUP I   COM              45675Y104     8537  4268400 SH       SOLE                  4268400
LAMAR ADVERTISING CO           CL A             512815101     8268   337200 SH       SOLE                   337200
LAS VEGAS SANDS CORP           COM              517834107     6638   299800 SH       SOLE                   299800
LEAP WIRELESS INTL INC         COM NEW          521863308     5628   433600 SH       SOLE                   433600
MELCO CROWN ENTMT LTD          ADR              585464100     5315  1421000 SH       SOLE                  1421000
METROPCS COMMUNICATIONS INC    COM              591708102    14491  1769300 SH       SOLE                  1769300
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109     4029   210300 SH       SOLE                   210300
MOVE INC COM                   COM              62458M108    30731 14990972 SH       SOLE                 14990972
SAPIENT CORP                   COM              803062108     6132   604700 SH       SOLE                   604700
TIM PARTICIPACOES S A          SPONS ADR PFD    88706P106     2847   104900 SH       SOLE                   104900
VALASSIS COMMUNICATIONS INC    COM              918866104     8615   271600 SH       SOLE                   271600
VIACOM INC NEW                 CL B             92553P201     3137   100000 SH       SOLE                   100000
VIVO PARTICIPACOES S A         SPON ADR PFD NEW 92855S200     7771   299800 SH       SOLE                   299800
VONAGE HLDGS CORP              COM              92886T201     8109  3525700 SH       SOLE                  3525700